Equity in Net Earnings of Affiliates (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Schedule of Available-for-sale Securities [Line Items]
Equity in net losses of affiliates	$ (13,193)	$ (5,563)
Golar Partners
Schedule of Available-for-sale Securities [Line Items]
Equity in net losses of affiliates	(2,906)	(5,525)
Golar Power
Schedule of Available-for-sale Securities [Line Items]
Equity in net losses of affiliates	(7,461)	0
OneLNG
Schedule of Available-for-sale Securities [Line Items]
Equity in net losses of affiliates	(3,126)	0
Egyptian Company for Gas Services (ECGS)
Schedule of Available-for-sale Securities [Line Items]
Equity in net losses of affiliates	$ 300	$ (38)